Income Taxes	12 Months Ended
Sep. 30, 2012
Income Taxes [Abstract]
Income Taxes

8.  INCOME TAXES

Income tax expense (benefit) for the years ended September 30, 2012, 2011, and 2010 consisted of the following:

	2012	2011	2010
Current	(Dollars in thousands)
Federal	$32,353	$25,889	$31,252
State	3,044	2,707	2,807
	35,397	28,596	34,059
Deferred
Federal	5,638	(8,933)	3,209
State	451	(714)	257
	6,089	(9,647)	3,466
	$41,486	$18,949	$37,525

The Company’s effective tax rates were 35.8%, 33.0%, and 35.6% for the years ended September 30, 2012, 2011, and 2010, respectively.  The differences between such effective rates and the statutory Federal income tax rate computed on income before income tax expense result from the following:

	2012		2011		2010
	Amount	%	Amount	%	Amount	%
	(Dollars in thousands)
Federal income tax expense
computed at statutory Federal rate	$40,600	35.0%	$20,073	35.0%	$36,878	35.0%
Increases (Decreases) in taxes resulting from:
State taxes, net of Federal tax effect	3,495	3.0	1,993	3.4	3,064	2.9
Net tax-exempt interest income	(513)	(0.4)	(577)	(1.0)	(624)	(0.6)
Change in cash surrender value of BOLI	(517)	(0.4)	(638)	(1.1)	(421)	(0.4)
Low income housing tax credits	(2,081)	(1.8)	(1,397)	(2.4)	(1,209)	(1.1)
Other	502	0.4	(505)	(0.9)	(163)	(0.2)
	$41,486	35.8%	$18,949	33.0%	$37,525	35.6%

Deferred income tax (benefit) expense results from temporary differences in the recognition of revenue and expenses for tax and financial statement purposes.  The sources of these differences and the tax effect of each as of September 30, 2012, 2011, and 2010 were as follows:

	2012	2011	2010
	(Dollars in thousands)
Foundation contribution	$5,422	$(12,824)	$--
Mortgage servicing rights	(521)	(885)	774
ACL	1,617	(197)	(1,771)
FHLB prepayment penalty	--	--	1,283
FHLB stock dividends	1,650	1,432	2,206
Other, net	(2,079)	2,827	974
	$6,089	$(9,647)	$3,466

The components of the net deferred income tax liabilities as of September 30, 2012 and 2011 were as follows:

	2012	2011
	(Dollars in thousands)
Deferred income tax assets:
Foundation contribution	$7,402	$12,824
ACL	2,246	3,863
Salaries and employee benefits	1,612	1,219
ESOP compensation	949	836
Other	4,194	2,630
Gross deferred income tax assets	16,403	21,372

Valuation allowance	(1,926)	(2,060)
Gross deferred income tax asset, net of valuation allowance	14,477	19,312

Deferred income tax liabilities:
FHLB stock dividends	20,478	18,828
Unrealized gain on AFS securities	14,712	16,203
Other	4,329	4,728
Gross deferred income tax liabilities	39,519	39,759

Net deferred tax liabilities	$25,042	$20,447

The Company assesses the available positive and negative evidence surrounding the recoverability of its deferred tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances.  As of September 30, 2012, the Company had a valuation allowance of $1.9 million related to the net operating losses generated by the Company's consolidated Kansas corporate income tax return.  The Company's consolidated Kansas corporate income tax return at September 30, 2012 and 2011 does not include the Bank, as the Bank files a Kansas privilege tax return.  Based on the nature of the operations of the companies included in the consolidated Kansas corporate return, management believes there will not be sufficient taxable income to fully utilize the deferred tax assets noted above; therefore a valuation allowance has been recorded for the related amounts at September 30, 2012 and 2011.

ASC 740 Income Taxes prescribes a process by which the likelihood of a tax position is gauged based upon the technical merits of the position, and then a subsequent measurement relates the maximum benefit and the degree of likelihood to determine the amount of benefit to recognize in the financial statements.  A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended September 30, 2012, 2011, and 2010 is provided below.  The amounts have not been reduced by the federal deferred tax effects of unrecognized tax benefits.

	2012	2011	2010
	(Dollars in thousands)
Balance at beginning of year	$68	$114	$2,848
Additions for tax positions of prior years	5	3	28
Increases (Reductions) for tax positions of prior years	65	(49)	(195)
Lapse of statute of limitations	--	--	(2,567)
Balance at end of year	$138	$68	$114

The unrecognized tax benefits at September 30, 2012, 2011 and 2010 that would impact the effective tax rate if realized would be $25 thousand, $20 thousand and $10 thousand, respectively.  Included in the unrecognized tax benefits in the table above were accrued penalties and interest of $25 thousand, $20 thousand, and $17 thousand for the years ended September 30, 2012, 2011, and 2010, respectively.  Estimated penalties and interest for the years ended September 30, 2012, and 2011, were $3 thousand and $2 thousand, respectively.   The net reversal of penalties and interest expense due to the lapse of statute of limitations for the years ended September 30, 2010 was $463 thousand.  Estimated penalties and interest are included in income tax expense in the consolidated statements of income.  It is reasonably possible that decreases in gross unrecognized tax benefits totaling less than $10 thousand may occur in fiscal year 2013 as a result of a lapse in the applicable statute of limitations.

The Company files income tax returns in the U.S. federal jurisdiction and the state of Kansas,  as well as other states where it has either established nexus under an economic nexus theory or has exceeded enumerated nexus thresholds based on the amount of interest income derived from sources within the state.  In many cases, uncertain tax positions are related to tax years that remain subject to examination by the relevant taxing authorities.  With few exceptions, the Company is no longer subject to U.S. federal and state examinations by tax authorities for fiscal years before 2009.